First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments
September 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 25.5%
$170,000,000	U.S. Treasury Bill	(a)	10/12/23	$169,751,021
175,000,000	U.S. Treasury Bill	(a)	11/09/23	174,022,819
170,000,000	U.S. Treasury Bill	(a)	11/16/23	168,875,875
170,000,000	U.S. Treasury Bill	(a)	12/14/23	168,174,697
	Total U.S. Treasury Bills			680,824,412
	(Cost $680,819,699)
U.S. GOVERNMENT BONDS AND NOTES – 22.9%
150,000,000	U.S. Treasury Note	0.25%	06/15/24	144,608,455
150,000,000	U.S. Treasury Note	0.38%	09/15/24	142,951,938
175,000,000	U.S. Treasury Note	1.00%	12/15/24	166,215,821
170,000,000	U.S. Treasury Note	0.50%	03/31/25	158,478,515
	Total U.S. Government Bonds and Notes			612,254,729
	(Cost $614,120,935)

Shares	Description	Value
MONEY MARKET FUNDS – 28.5%
391,000,000	Dreyfus Government Cash Management Fund, Institutional Shares - 5.22% (b)	391,000,000
371,500,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.20% (b)	371,500,000
	Total Money Market Funds	762,500,000
	(Cost $762,500,000)

Total Investments – 76.9%	2,055,579,141
(Cost $2,057,440,634)

Net Other Assets and Liabilities – 23.1%	618,593,837
Net Assets – 100.0%	$2,674,172,978
The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2023:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	983	$90,632,600	Oct–23	$7,260,663
Brent Crude Oil Futures	903	81,595,080	Nov–23	472,012
Cocoa Futures	2,091	71,470,380	Dec–23	(1,601,251)
Coffee “C” Futures	652	35,733,675	Dec–23	(3,916,997)
Copper Futures	1,242	116,049,375	Dec–23	(1,662,442)
Corn Futures	3,845	91,655,187	Dec–23	(11,377,895)
Cotton No. 2 Futures	2,136	93,076,200	Dec–23	7,031,213
Gasoline RBOB Futures	1,396	140,687,484	Oct–23	(3,426,117)
Gasoline RBOB Futures	161	15,887,995	Nov–23	(648,692)
Gold 100 Oz. Futures	1,232	229,903,520	Dec–23	(14,780,330)
Kansas City Hard Red Winter Wheat Futures	1,555	51,606,563	Dec–23	(8,859,864)
Lean Hogs Futures	849	24,374,790	Dec–23	(1,083,921)
Live Cattle Futures	551	41,418,670	Dec–23	(20,409)
LME Aluminum Futures	1,467	86,277,938	Dec–23	6,155,490
LME Lead Futures	1,340	72,728,500	Dec–23	(1,488,966)
LME Nickel Futures	446	49,936,836	Dec–23	(5,893,626)
LME Zinc Futures	947	62,803,856	Dec–23	5,008,819
Low Sulphur Gasoil “G” Futures	1,823	168,946,525	Dec–23	9,941,251
Natural Gas Futures	2,130	62,387,700	Oct–23	(2,901,836)
Natural Gas Futures	1,989	65,875,680	Nov–23	(3,591,758)

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Futures Contracts Long: (Continued)	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
NY Harbor ULSD Futures	662	$91,769,883	Oct–23	$8,710,972
NY Harbor ULSD Futures	559	74,138,828	Nov–23	4,059,949
Silver Futures	679	76,217,750	Dec–23	(2,446,179)
Soybean Futures	1,328	84,660,000	Nov–23	3,038,600
Soybean Meal Futures	3,249	123,851,880	Dec–23	(3,246,520)
Soybean Oil Futures	5,334	178,678,332	Dec–23	6,873,628
Sugar #11 (World) Futures	3,808	112,936,141	Feb–24	908,233
Wheat Futures	664	17,977,800	Dec–23	(3,949,634)
WTI Crude Futures	1,588	141,014,400	Nov–23	14,405,449
WTI Crude Futures	172	14,960,560	Dec–23	34,778
	Total	$2,569,254,128		$3,004,620

(a)	Zero coupon bond.
(b)	Rate shown reflects yield as of September 30, 2023.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows:
ASSETS TABLE
	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$ 680,824,412	$ —	$ 680,824,412	$ —
U.S. Government Bonds and Notes	612,254,729	—	612,254,729	—
Money Market Funds	762,500,000	762,500,000	—	—
Total Investments	2,055,579,141	762,500,000	1,293,079,141	—
Futures Contracts	77,297,246	77,297,246	—	—
Total	$ 2,132,876,387	$ 839,797,246	$ 1,293,079,141	$—

LIABILITIES TABLE
	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (74,292,626)	$ (74,292,626)	$ —	$ —